Staking and Lending Income - Schedule of Staking and Lending Income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Staking and Lending Income [Abstract]
Validator nodes	$ 402,776	$ 144,010	$ 444,795	$ 1,807,172
All other counterparties	1,507,467	2,299,737	3,360,307	4,159,332
Total	$ 1,910,338	$ 2,443,750	$ 3,805,197	$ 5,966,507